RISKS (Details Narrative) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Product Information [Line Items]
Concentration risk, credit risk, financial instrument, maximum exposure	$ 129,308	$ 1
Effective interest rate decreased percentage	2.00%	2.00%
Variable interest rate	1.00%	1.00%		1.00%
Increase decrease in post tax profit	$ 23,730		$ 17,473
Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, credit risk, financial instrument, maximum exposure	3,365,746		3,997,467
Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, credit risk, financial instrument, maximum exposure	$ 579,233		$ 1,988,421
Top Five Contract Assets [Member] | Customer [Member] | Customer Assets Concentrations [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%	100.00%	99.00%
Retention Receivables [Member] | Customer [Member] | Retention Receivables Concentration [Member]
Product Information [Line Items]
Concentration risk percentage	99.00%	99.00%	100.00%
Contract Assets [Member] | Customer [Member] | Customer Assets Concentrations [Member]
Product Information [Line Items]
Concentration risk percentage	15.00%	15.00%	10.00%